OTHER NON-CURRENT ASSETS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OTHER NON-CURRENT ASSETS
Prepayment of other non-current assets included acquisition and purchase of property and equipment	¥ 293,500	¥ 293,500
Percentage of prepayments on other non-current assets	55.00%	53.00%